LOSSES PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
LOSSES PER SHARE
Schedule of basic and diluted loses per share

	For the six months ended June 30,
	2022		2023
	US$	US$	US$	US$
	Class A	Class B	Class A	Class B

Losses per share —basic:
Numerator:
Allocation of net loss attributable to BIT Mining Limited’s ordinary shareholders used in calculating loss per ordinary share—basic	(18,490)	—	(5,851)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	717,955,766	99	1,093,318,465	99
Denominator used for losses per share	717,955,766	99	1,093,318,465	99
Losses per share — basic	(0.03)	—	(0.01)	—

Losses per share —diluted:
Numerator:
Allocation of net loss attributable to BIT Mining Limited’s ordinary shareholders used in calculating loss per ordinary share— diluted	(18,490)	—	(5,851)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	717,955,766	99	1,093,318,465	99
Conversion of Class B to Class A ordinary shares	99	—	99	—
Denominator used for losses per share	717,955,865	99	1,093,318,564	99
Losses per share —diluted	(0.03)	—	(0.01)	—

Losses per ADS*:
Denominator used for losses per ADS - basic	7,179,558	—	10,933,185	—
Denominator used for losses per ADS - diluted	7,179,559	—	10,933,186	—
Losses per ADS – basic	(2.58)	—	(0.54)	—
Losses per ADS – diluted	(2.58)	—	(0.54)	—
*	American Depositary Shares, which are traded on the NYSE. Each ADS represents one hundred Class A ordinary shares of the Company.